Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 107	$ (110)	$ 330	$ (5)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	25	(16)	24	(10)
Net change of the effective portion of designated cash flow hedges	14	(14)	15	(14)
Total comprehensive income (loss)	$ 146	$ (140)	$ 369	$ (29)